Subsequent Events - White (Details) - TEMPO AUTOMATION INC - USD ($) shares in Millions, $ in Millions	Nov. 21, 2022	Oct. 13, 2021	Aug. 31, 2022
Subsequent Event [Line Items]
Extinguishment of debt amount		$ 6.0
Aggregate principal amount			$ 0.7
Subsequent event [Member]
Subsequent Event [Line Items]
Number of shares issuable	100.0
Subsequent event [Member] | August 2022 Bridge Notes | White Lion Capital, LLC
Subsequent Event [Line Items]
Extinguishment of debt amount	$ 4.4
Aggregate principal amount	2.0
Subsequent event [Member] | August 2022 Bridge Notes | Other investors
Subsequent Event [Line Items]
Aggregate principal amount	$ 2.4